CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
Summary of changes in convertible debt, net of unamortized discount

	2025
Balance at January 1,	RMB (in thousands)	43,061
Issuance of convertible notes, face value		86,247
Debt discount from issuance/sale of ADS shares		(43,796)
Conversion of convertible notes into ordinary shares		(52,418)
Amortization of debt discount		15,347
Exchange rate change on convertible notes’ face value		(289)
Convertible notes-current, at December 31		48,152
Convertible notes, net at December 31,	RMB	48,152

Summary of convertible notes outstanding

	December 31, 2025				December 31, 2024
			Accrued				Accrued
	Principal		Interest		Principal		Interest

	(in thousands)				(in thousands)
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	—	RMB	—	RMB	129,956	RMB	18,084
November 2023 $6,000,000 Notes convertible into ADS common stock, 3% interest, due November 2025	RMB	43,061	RMB	2,044	RMB	43,061	RMB	1,480
February 2025 $3,300,000 Notes convertible into ADS common stock, 6% interest, due February 2026	RMB	23,674	RMB	1,091	RMB	—	RMB	—
September 2025 $8,800,000 Notes convertible into ADS common stock, 6% interest, due September 2026	RMB	62,573	RMB	1,029	RMB	—	RMB	—
Modified the CB principal	RMB	—	RMB	—	RMB	2,989	RMB	—
Conversion of convertible notes into ordinary shares	RMB	(52,418)	RMB	(1,046)	RMB	(98,428)	RMB	(14,494)
Repayment of convertible notes	RMB	—	RMB	—	RMB	(38,170)	RMB	(3,590)
Exchange rate change on convertible notes’ face value	RMB	(289)	RMB	—	RMB	3,653	RMB	—
Total Convertible Notes Payable, Net	RMB	76,601	RMB	3,118	RMB	43,061	RMB	1,480
Less: Debt Discount		(28,449)		—		—		—
	RMB	48,152	RMB	3,118	RMB	43,061	RMB	1,480